Asset Acquisition - Asset Acquisition Cost (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Acquired in-process research and development		$ 130,188	$ 0	$ 0
Cash acquired		$ 3,035	$ 0	$ 0
Cost to acquire asset	$ 113,200
Spyre Therapeutics, Inc.
Asset Acquisition [Line Items]
Consideration transferred in Series A Preferred Stock and Common Stock	109,979
Transaction costs incurred by the Company	3,197
Acquired in-process research and development	130,188
Cash acquired	3,035
Assumed liabilities	(20,000)
Cost to acquire asset	$ 113,176